Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 26, 2025	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
NVIDIA’s executive compensation program is guided by a pay for performance philosophy and is designed to align NEO pay with our stockholders’ interests. Accordingly, a substantial portion of our NEOs’ total compensation is based on the Company’s performance under certain corporate financial metric goals, which for Fiscal 2025 included annual revenue, annual Non-GAAP Operating Income, and 3-year TSR relative to the S&P 500.
Amounts set forth below as “compensation actually paid,” or CAP, have been calculated in accordance with Item 402(v) of Regulation S-K under the Securities Act, and do not represent the value of compensation actually paid to or received by our NEOs. For a discussion of our executive compensation program and philosophy, refer to our CD&A above.
The following table summarizes information regarding compensation for our NEOs, including CAP as well as certain financial performance metrics, during Fiscal 2021-2025. Fiscal 2022-2025 were 52-week years. Fiscal 2021 was a 53-week year.

					Value of Initial Fixed $100 Investment Based on (7):
Fiscal Year	Summary Compensation Table Total for CEO ($) (1) (2)	Compensation Actually Paid to CEO ($) (1) (3)	Average Summary Compensation Table Total for Non-CEO NEOs ($) (4) (5)	Average Compensation Actually Paid to Non-CEO NEOs ($) (4) (6)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (8)	Net Income (in millions) ($)	Non-GAAP Operating Income (in millions) ($) (9)
2025	49,866,251	344,188,027	20,343,288	125,583,913	2,287.07	238.19	72,880	86,789
2024	34,167,902	234,132,305	12,247,411	85,558,057	978.42	190.57	29,760	37,134
2023	21,356,924	(4,118,947)	9,941,838	(1,364,661)	326.34	133.09	4,368	9,040
2022	23,737,661	105,543,768	8,910,802	38,453,071	365.66	158.12	9,752	12,690
2021	19,316,401	79,631,875	7,224,018	27,879,337	207.79	141.39	4,332	6,803
(1) For Fiscal 2021-2025, our CEO was Jen-Hsun Huang.
(2) The amounts in this column correspond with total compensation for our CEO as reported in our Summary Compensation Table above for the listed fiscal years.
(3) The amounts in this column represent CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years. Adjustments to the Summary Compensation Table total compensation for our CEO to arrive at CAP for Fiscal 2025 were as follows:
Reconciliation of Summary Compensation Table Total Compensation for CEO to CAP

			Equity Award Adjustments
		(Deduct):	Add:	Add/(Deduct):	Add/(Deduct):
Fiscal Year	Summary Compensation Table Total for CEO ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b) (c)	Compensation Actually Paid to CEO ($)
2025	49,866,251	(38,811,306)	80,241,370	182,049,999	70,841,712	333,133,082	344,188,027
(a) The amount in this column corresponds with the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” for our CEO as reported in our Summary Compensation Table above for Fiscal 2025.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.

(c) The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4) For Fiscal 2021-2025, our non-CEO NEOs were Colette M. Kress, Ajay K. Puri, Debora Shoquist, and Timothy S. Teter.
(5) The amounts in this column correspond with the average of the total compensation for our non-CEO NEOs as reported in our Summary Compensation Table above for the listed fiscal years.
(6) The amounts in this column represent average CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years. Adjustments to the Summary Compensation Table average total compensation for our non-CEO NEOs to arrive at average CAP for Fiscal 2025 were as follows:
Reconciliation of Summary Compensation Table Average Total Compensation for Non-CEO NEOs to CAP

			Equity Award Adjustments
		(Deduct):	Add:	Add/(Deduct):	Add:	Add/(Deduct):
Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Vesting Date Fair Value of Awards Granted and Vested During the Year ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b) (c)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	20,343,288	(18,701,150)	35,665,330	52,758,097	2,189,796	33,328,552	123,941,775	125,583,913
(a) The amount in this column corresponds with the average of the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” for our non-CEO NEOs as reported in our Summary Compensation Table above for Fiscal 2025.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date, for RSU awards and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.
(c) The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(7)     TSR for each of the years during Fiscal 2021-2025 is cumulative, reflecting the value of a fixed $100 investment beginning with the market close on January 24, 2020, the last trading day before our Fiscal 2021, through and including the end of the respective listed fiscal years.
(8) The Nasdaq 100 Index is the industry peer group we use for purposes of Item 201(e) of Regulation S-K. The separate peer group referenced by the CC for purposes of determining executive compensation is discussed above in CD&A.
(9) Our Company-Selected Measure, as required by Item 402(v) of Regulation S-K, is Non-GAAP Operating Income, which, in our assessment, represents the most important financial performance measure linking Fiscal 2025 NEO CAP to company performance. See Definitions above for a definition of Non-GAAP Operating Income, and see Reconciliation of Non-GAAP Financial Measures above in CD&A for a reconciliation between GAAP operating income and non-GAAP Operating Income.

Company Selected Measure Name	Non-GAAP Operating Income
Named Executive Officers, Footnote	(4) For Fiscal 2021-2025, our non-CEO NEOs were Colette M. Kress, Ajay K. Puri, Debora Shoquist, and Timothy S. Teter.
Peer Group Issuers, Footnote	(8) The Nasdaq 100 Index is the industry peer group we use for purposes of Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 49,866,251	$ 34,167,902	$ 21,356,924	$ 23,737,661	$ 19,316,401
PEO Actually Paid Compensation Amount	$ 344,188,027	234,132,305	(4,118,947)	105,543,768	79,631,875
Adjustment To PEO Compensation, Footnote
(3) The amounts in this column represent CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years. Adjustments to the Summary Compensation Table total compensation for our CEO to arrive at CAP for Fiscal 2025 were as follows:
Reconciliation of Summary Compensation Table Total Compensation for CEO to CAP

			Equity Award Adjustments
		(Deduct):	Add:	Add/(Deduct):	Add/(Deduct):
Fiscal Year	Summary Compensation Table Total for CEO ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b) (c)	Compensation Actually Paid to CEO ($)
2025	49,866,251	(38,811,306)	80,241,370	182,049,999	70,841,712	333,133,082	344,188,027
(a) The amount in this column corresponds with the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” for our CEO as reported in our Summary Compensation Table above for Fiscal 2025.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.
	(c) The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 20,343,288	12,247,411	9,941,838	8,910,802	7,224,018
Non-PEO NEO Average Compensation Actually Paid Amount	$ 125,583,913	85,558,057	(1,364,661)	38,453,071	27,879,337
Adjustment to Non-PEO NEO Compensation Footnote
(6) The amounts in this column represent average CAP calculated in accordance with Item 402(v) of Regulation S-K during the listed fiscal years. Adjustments to the Summary Compensation Table average total compensation for our non-CEO NEOs to arrive at average CAP for Fiscal 2025 were as follows:
Reconciliation of Summary Compensation Table Average Total Compensation for Non-CEO NEOs to CAP

			Equity Award Adjustments
		(Deduct):	Add:	Add/(Deduct):	Add:	Add/(Deduct):
Fiscal Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Value of Equity Awards Reported in Summary Compensation Table ($) (a)	Year End Fair Value of Awards Granted During the Year which were Unvested at Year End ($) (b)	Year Over Year Change in Fair Value of Outstanding and Unvested Awards ($) (b)	Vesting Date Fair Value of Awards Granted and Vested During the Year ($) (b)	Change in Fair Value of Awards Granted in Prior Years which Vested During the Year ($) (b)	Total Equity Award Adjustments ($) (b) (c)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	20,343,288	(18,701,150)	35,665,330	52,758,097	2,189,796	33,328,552	123,941,775	125,583,913
(a) The amount in this column corresponds with the average of the full grant date fair value, calculated in accordance with ASC 718, of “Stock Awards” for our non-CEO NEOs as reported in our Summary Compensation Table above for Fiscal 2025.
(b) The equity award adjustments were calculated in accordance with the SEC methodology for determining CAP for each year shown. The amounts in these columns were determined by reference to (i) for MY PSU awards where the performance period was complete as of or prior to the applicable year end date, for RSU awards and for SY PSU awards, the closing price of our common stock on the applicable year end date, as reduced by the present value of dividends expected to be paid on the underlying shares during the requisite service period, or the closing price of our common stock on the applicable vesting dates, and (ii) for MY PSU awards where the performance period was not yet complete as of the applicable year end date, the fair value as calculated by a Monte Carlo simulation model as of the respective year end date, for the listed fiscal years.
	(c) The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
Relationships Between CAP and Financial Performance
The following graphs illustrate how CAP for our NEOs aligns with the Company’s financial performance measures as detailed in the Pay Versus Performance table above for each of Fiscal 2021, 2022, 2023, 2024, and 2025, as well as between the TSRs of NVIDIA and the Nasdaq100 Index, reflecting the value of a fixed $100 investment beginning with the market close on January 24, 2020, the last trading day before our Fiscal 2021, through and including the end of the respective listed fiscal years.

Compensation Actually Paid vs. Net Income
Relationships Between CAP and Financial Performance
The following graphs illustrate how CAP for our NEOs aligns with the Company’s financial performance measures as detailed in the Pay Versus Performance table above for each of Fiscal 2021, 2022, 2023, 2024, and 2025, as well as between the TSRs of NVIDIA and the Nasdaq100 Index, reflecting the value of a fixed $100 investment beginning with the market close on January 24, 2020, the last trading day before our Fiscal 2021, through and including the end of the respective listed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationships Between CAP and Financial Performance
The following graphs illustrate how CAP for our NEOs aligns with the Company’s financial performance measures as detailed in the Pay Versus Performance table above for each of Fiscal 2021, 2022, 2023, 2024, and 2025, as well as between the TSRs of NVIDIA and the Nasdaq100 Index, reflecting the value of a fixed $100 investment beginning with the market close on January 24, 2020, the last trading day before our Fiscal 2021, through and including the end of the respective listed fiscal years.

Tabular List, Table
Most Important Financial Performance Measures
The following table is an unranked list of the most important financial performance measures linking Fiscal 2025 NEO CAP to company performance:

Financial Measures
Revenue
Non-GAAP Operating Income
3-Year TSR relative to the S&P 500

Total Shareholder Return Amount	$ 2,287.07	978.42	326.34	365.66	207.79
Peer Group Total Shareholder Return Amount	238.19	190.57	133.09	158.12	141.39
Net Income (Loss)	$ 72,880,000,000	$ 29,760,000,000	$ 4,368,000,000	$ 9,752,000,000	$ 4,332,000,000
Company Selected Measure Amount	86,789,000,000	37,134,000,000	9,040,000,000	12,690,000,000	6,803,000,000
PEO Name	Jen-Hsun Huang	Jen-Hsun Huang	Jen-Hsun Huang	Jen-Hsun Huang	Jen-Hsun Huang
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	3-Year TSR relative to the S&P 500
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 333,133,082
PEO | Adj1 Deduct Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,811,306)
PEO | Adj2 Add Year End Fair Value of Awards Granted During the Year which were Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,241,370
PEO | Adj3 Year Over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,049,999
PEO | Adj4 Change in Fair Value of Awards Granted in Prior Years which Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,841,712
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,941,775
Non-PEO NEO | Adj1 Deduct Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,701,150)
Non-PEO NEO | Adj2 Add Year End Fair Value of Awards Granted During the Year which were Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,665,330
Non-PEO NEO | Adj3 Year Over Year Change in Fair Value of Outstanding and Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,758,097
Non-PEO NEO | Adj4 Change in Fair Value of Awards Granted in Prior Years which Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,328,552
Non-PEO NEO | Adj5 Add Vesting Date Fair Value of Awards Granted and Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,189,796